STOCKHOLDER’S EQUITY (Details Narrative) - USD ($)	2 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Apr. 30, 2021
Class of Stock [Line Items]
Preferred stock, Shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares issued	0	0	0
Preferred stock, Shares outstanding	0	0	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, Shares authorized	479,000,000	479,000,000	479,000,000
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares issued	0	0	0
Common stock, Shares outstanding	0	0	0
Common Class B [Member]
Class of Stock [Line Items]
Common stock, Shares authorized	20,000,000	20,000,000	20,000,000
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares issued	7,906,250	7,906,250	7,906,250
Common stock, Shares outstanding	7,906,250	7,906,250	7,906,250
Subject to forfeiture	$ 1,031,250